UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-06103

Investors Cash Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 3/31

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                                                   as of December 31, 2016 (Unaudited)

Deutsche Central Cash Management Government Fund

	Principal Amount ($)	Value ($)
Government & Agency Obligations 75.3%
U.S. Government Sponsored Agencies 70.4%
Federal Farm Credit Bank:
0.719% *, 4/20/2018	5,000,000	4,999,656
0.786% *, 8/27/2018	5,000,000	4,999,357
0.801% *, 8/29/2017	8,000,000	8,004,095
0.819% *, 3/8/2018	10,000,000	9,999,390
0.824% *, 3/22/2017	12,500,000	12,499,855
0.831% *, 1/27/2017	15,000,000	15,000,000
0.836% *, 2/28/2017	5,000,000	4,999,979
0.854% *, 9/21/2017	4,500,000	4,500,000
0.905% *, 2/23/2018	12,000,000	11,997,219
Federal Home Loan Bank:
0.356% **, 1/18/2017	8,500,000	8,498,595
0.361% **, 1/18/2017	25,000,000	24,995,809
0.432% **, 3/31/2017	6,750,000	6,742,908
0.455% *, 5/4/2017	17,500,000	17,500,000
0.458% **, 1/13/2017	5,000,000	4,999,250
0.458% **, 2/2/2017	18,500,000	18,492,600
0.458% **, 2/10/2017	4,000,000	3,998,000
0.488% **, 1/27/2017	15,000,000	14,994,800
0.494% *, 5/10/2017	17,500,000	17,500,000
0.529% **, 2/21/2017	1,602,000	1,600,820
0.554% **, 3/23/2017	12,500,000	12,484,672
0.566% *, 4/19/2017	10,000,000	10,000,000
0.569% **, 4/5/2017	8,500,000	8,487,571
0.569% **, 3/15/2017	2,000,000	1,997,729
0.585% **, 3/16/2017	12,000,000	11,985,817
0.59% **, 5/12/2017	10,000,000	9,978,894
0.624% *, 3/8/2018	10,250,000	10,250,000
0.661% **, 5/23/2017	5,000,000	4,987,181
0.671% *, 5/18/2017	8,000,000	8,000,000
0.771% *, 5/30/2018	10,000,000	10,000,000
0.773% *, 3/19/2018	10,000,000	10,000,000
0.783% *, 4/5/2017	10,000,000	10,000,000
0.812% *, 10/25/2017	8,000,000	8,000,000
0.839% *, 2/22/2017	10,000,000	10,003,396
0.9% *, 8/28/2017	15,000,000	14,999,010
Federal Home Loan Mortgage Corp.:
0.346% **, 1/18/2017	20,000,000	19,996,789
0.366% **, 2/6/2017	15,000,000	14,994,600
0.376% **, 2/14/2017	30,000,000	29,986,433
0.396% *, 4/11/2017	13,500,000	13,500,000
0.397% **, 1/19/2017	15,000,000	14,997,075
0.442% **, 2/3/2017	10,000,000	9,996,012
0.458% **, 5/3/2017	12,000,000	11,981,700
0.478% **, 3/1/2017	12,000,000	11,990,757
0.478% **, 4/7/2017	7,500,000	7,490,600
0.483% **, 3/3/2017	14,500,000	14,488,329
0.488% **, 5/1/2017	8,500,000	8,486,400
0.489% *, 5/8/2017	14,500,000	14,500,000
0.508% **, 4/25/2017	5,000,000	4,992,083
0.508% **, 5/17/2017	15,000,000	14,971,667
0.519% **, 4/21/2017	12,000,000	11,981,300
0.559% **, 5/18/2017	5,000,000	4,989,535
0.567% *, 5/16/2017	8,800,000	8,800,000
0.632% *, 7/24/2018	5,000,000	5,000,000
0.716% *, 2/22/2018	5,000,000	5,000,000
0.874% *, 7/21/2017	15,000,000	14,999,150
0.914% *, 12/21/2017	20,000,000	20,000,000
0.971% *, 3/8/2018	10,000,000	10,000,000
Federal National Mortgage Association:
0.335% **, 1/4/2017	18,750,000	18,749,484
0.417% **, 1/3/2017	12,000,000	11,999,727
0.417% **, 2/1/2017	5,000,000	4,998,235
0.759% *, 7/20/2017	5,000,000	4,999,861
Financing Corp.:
Series B-P, 0.797% **, 10/6/2017	8,975,000	8,920,692
Series 4P, 0.797% **, 10/6/2017	7,940,000	7,891,955
0.889% **, 10/6/2017	2,060,000	2,046,095
		670,245,082
U.S. Treasury Obligations 4.9%
U.S. Treasury Bills:
0.376% **, 2/9/2017	4,000,000	3,998,397
0.4% **, 2/2/2017	15,000,000	14,994,760
0.428% **, 1/19/2017	4,500,000	4,499,053
0.437% **, 1/19/2017	4,500,000	4,499,032
0.498% **, 3/23/2017	4,000,000	3,995,590
0.5% **, 3/23/2017	5,000,000	4,994,465
U.S. Treasury Floating Rate Note, 0.746% *, 4/30/2018	10,000,000	10,000,332
		46,981,629
Total Government & Agency Obligations (Cost $717,226,711)		717,226,711
Repurchase Agreements 20.1%
Barclays Capital, 0.5%, dated 12/30/2016, to be repurchased at $10,000,556 on 1/3/2017 (a)	10,000,000	10,000,000
BNP Paribas, 0.5%, dated 12/30/2016, to be repurchased at $10,000,556 on 1/3/2017 (b)	10,000,000	10,000,000
Citigroup Global Markets, Inc., 0.51%, dated 12/30/2016, to be repurchased at $14,000,793 on 1/3/2017 (c)	14,000,000	14,000,000
Nomura Securities International, 0.51%, dated 12/30/2016, to be repurchased at $157,008,897 on 1/3/2017 (d)	157,000,000	157,000,000
Total Repurchase Agreements (Cost $191,000,000)		191,000,000
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $908,226,711) †	95.4	908,226,711
Other Assets and Liabilities, Net	4.6	43,454,427
Net Assets	100.0	951,681,138

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $908,226,711.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $12,109,412 U.S. Treasury STRIPS, maturing on 2/15/2024 with a value of $10,200,000.
(b)	Collateralized by $9,573,826 Government National Mortgage Association, with the various coupon rates from 2.125-10.0%, with various maturity dates of 11/15/2017-11/20/2041 with a value of $10,200,000.
(c)	Collateralized by $14,582,000 U.S. Treasury Note, 1.625%, maturing on 8/15/2022 with a value of $14,280,001.
(d)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
11,854,927	Federal Home Loan Mortgage Corp.	3.0-4.0	6/1/2025-9/1/2046	11,708,839
3,206,294	Federal National Mortgage Association	3.5-4.5	2/1/2025-11/1/2046	3,342,296
114,249,621	Government National Mortgage Association	3.0-9.0	10/15/2019-12/20/2046	121,182,200
300	U.S. Treasury Bills	Zero Coupon	1/5/2017-2/2/2017	300
23,939,600	U.S. Treasury Notes	1.625-1.75	5/15/2023-5/31/2023	23,098,520
902,049	U.S. Treasury STRIPS	Zero Coupon	2/15/2022-8/15/2042	807,938
Total Collateral Value				160,140,093

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Securities held by the Portfolio are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities (e)	$—	$717,226,711	$—	$717,226,711
Repurchase Agreements	—	191,000,000	—	191,000,000
Total	$—	$908,226,711	$—	$908,226,711

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Central Cash Management Government Fund, a series of Investors Cash Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017